UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code:  212-821 3000

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2013

Item 1.  Reports to Stockholders.

Money Market Funds

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

Annual Report

June 30, 2013

UBS RMA

August 15, 2013

Dear shareholder,

We present you with the annual report for UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (the “Funds”) for the 12 months ended June 30, 2013.

Performance

The Funds’ yields remained low during the reporting period, reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate (or the “fed funds” rate, which is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range, which continued to depress yields on a wide range of short-term investments. (For more details on the Fed’s decision, see below.) As a result, the yields of the securities in which the Funds invest remained extremely low and, in turn, kept the Funds’ yields low.

As of June 30, 2013, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

•	UBS RMA Money Market Portfolio: 0.01%, unchanged from June 30, 2012;

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Manager (both Portfolios):

Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York

Municipal Money Fund

Investment goal

(all three Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

UBS RMA

•	UBS RMA U.S. Government Portfolio: 0.01%, unchanged from June 30, 2012;

•	UBS RMA Tax-Free Fund Inc.: 0.01%, unchanged from June 30, 2012;

•	UBS RMA California Municipal Money Fund: 0.01%, unchanged from June 30, 2012; and

•	UBS RMA New York Municipal Money Fund: 0.01%, unchanged from June 30, 2012.

(For more information on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 11.)

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was mixed. After the Commerce Department reported that gross domestic product (“GDP”) growth was a tepid 0.1% in the fourth quarter of 2012, the economy gained some traction as GDP grew 1.1% during the first three months of 2013. On July 31, 2013, after the Funds’ reporting period had ended, the Commerce Department’s initial estimate for second quarter 2013 GDP growth was 1.72%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level between 0% and 0.25% and, on several occasions, extended the period it expected to keep

Portfolio Managers

(all three Funds)

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax Free – October 4, 1982

California Municipal—November 7, 1988

New York Municipal—November 10, 1988

UBS RMA

the fed funds rate on hold. Looking back, in January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”). At its June 2012 meeting, the Fed extended Operation Twist until the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month.

At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of MBS and purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained. The Fed has not materially changed its official policy stance thus far in 2013. However, in his press conference following the Fed’s meeting in June, Fed Chairman Ben Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This statement triggered a substantial sell-off in the fixed income market, as Treasury yields rose sharply and bond prices declined.

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	We tactically adjusted the Fund’s weighted average maturity (“WAM”) throughout the 12-month review period.

When the reporting period began, the Fund had a WAM of 40 days. Mid-period, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. In anticipation of further downward pressure on short-term interest rates with QE3, we increased the Fund’s WAM in September 2012 and ended the reporting period with it at 48 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and

UBS RMA

keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

In terms of securities, we increased the Fund’s exposures to US government and agency obligations, certificates of deposit and bank notes. Conversely, we reduced our allocations to commercial paper, repurchase agreements, time deposits and short-term corporate obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	How was UBS RMA U.S. Government Portfolio managed during the period?
A.	During the 12-month reporting period, the Fund’s WAM moved from 32 to 55 days, as we purchased longer-dated treasuries and agency securities. The Fund’s exposure to repurchase agreements was substantially increased during the 12 months ended June 30, 2013 with the goal of keeping the Fund highly liquid. In contrast, the Fund’s allocations to direct government and agency securities meaningfully declined over the period.

Q.	How were UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund managed during the period?
A.	The budgetary backdrop showed signs of improvement during the reporting period, driven by rising tax revenues in many states. However, given continued economic headwinds in the US, ongoing budgetary challenges in some states and a low interest rate environment, we continued to actively manage the Funds’ portfolios with a strong emphasis on liquidity and credit quality. Investment decisions remained centered on the underlying fundamentals of individual securities first and, secondarily, on yield.

The WAM for UBS RMA Tax-Free Fund Inc. fell from 27 to 22 days during the reporting period, while the WAM for UBS RMA New York Municipal Money Fund fell from 17 to 14 days. In contrast, the WAM

UBS RMA

for UBS RMA California Municipal Money Fund increased from 21 to 28 days. While we looked to increase the WAMs for UBS RMA Tax-Free Fund and UBS RMA New York Municipal Money Fund, there were relatively limited opportunities to do so. However, this was not the case for UBS RMA California Municipal Money Fund, as significant new issuance by the state in May and June allowed us to lengthen its WAM. This was accomplished, in part, by purchasing select California state and local general obligation (GO) securities.

For liquidity purposes, the Funds maintained a meaningful allocation to variable rate demand notes (VRDNs)1 with yields that reset on a daily or weekly basis. Elsewhere, we looked to increase, or maintain at a relatively steady level, the Funds’ allocations to tax-exempt commercial paper in order to generate additional yield in the low interest rate environment. In particular, we emphasized select investments in commercial paper with 60- to 90-day maturities, given their yield advantage as compared to VRDNs.

We continued to emphasize essential service revenue bonds for the Funds, including securities issued by high-quality water and sewer entities.2 We also continued to have significant allocations to general obligation securities that met our credit criteria.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Despite the Fed’s plans to begin tapering its asset purchase program later this year, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is clearly on better footing than was the case a year ago. In particular, the housing market shows continued signs of improvement and the unemployment rate has moderated somewhat. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer

[1]

A variable rate demand note (VRDN) is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put” the security at par with seven days’ notice or, in some cases, one day’s notice.

[2]

On July 18, 2013, after the Funds’ reporting period had ended, the City of Detroit filed for the largest municipal bankruptcy in history. However, the Portfolio does not have any direct exposure to the City of Detroit. We are monitoring for the possible impact of this Chapter 9 bankruptcy filing on the broader municipal bond market.

UBS RMA

and business spending. Moderating global growth could also negatively impact US exports. Against this backdrop, we believe that the economy will continue to expand, albeit at a modest pace.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. At this time it is impossible to predict the final version of these regulations, but the SEC’s proposing release envisions a transition period ranging up to several years. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and keeping it highly liquid.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.*

Mark E. Carver

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio

and UBS RMA U.S. Government

Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal

Money Fund and UBS RMA New York Municipal Money Fund)

Managing Director

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal

Money Fund

UBS RMA New York Municipal

Money Fund

Managing Director

UBS Global Asset Management

(Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Erin O. Houston Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended June 30, 2013. The views and opinions in the letter were current as of August 15, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS RMA

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2013 to June 30, 2013.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund.

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value January 1, 2013	Ending account value[1] June 30, 2013	Expenses paid during period[2] 01/01/13 to 06/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.99	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	1.00	0.20

UBS RMA U.S. Government Portfolio

	Beginning account value January 1, 2013	Ending account value[1] June 30, 2013	Expenses paid during period[2] 01/01/13 to 06/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.55	0.11

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your Fund’s expenses (unaudited) (concluded)

UBS RMA Tax-Free Fund

	Beginning account value January 1, 2013	Ending account value[1] June 30, 2013	Expenses paid during period[2] 01/01/13 to 06/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	0.60	0.12

UBS RMA California Municipal Money Fund

	Beginning account value January 1, 2013	Ending account value[1] June 30, 2013	Expenses paid during period[2] 01/01/13 to 06/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.55	0.11

UBS RMA New York Municipal Money Fund

	Beginning account value January 1, 2013	Ending account value[1] June 30, 2013	Expenses paid during period[2] 01/01/13 to 06/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	0.60	0.12

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	06/30/13	12/31/12	06/30/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.35)	(0.30)	(0.32)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.35)	(0.30)	(0.32)
Weighted average maturity[2]	48 days	48 days	40 days
Net assets (bn)	$11.1	$12.7	$13.0
Portfolio composition[3]	06/30/13	12/31/12	06/30/12
Commercial paper	48.4%	49.1%	51.9%
US government and agency obligations	17.4	17.6	14.3
Certificates of deposit	16.8	17.5	14.7
Repurchase agreements	12.0	8.5	12.3
Bank notes	2.7	—	—
Time deposits	1.8	5.3	2.3
Short-term corporate obligations	0.9	2.0	3.6
Other assets less liabilities	0.0 [4]	0.0 [4]	0.9
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund's portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance

(unaudited) (continued)

UBS RMA U.S. Government Portfolio

Yields and characteristics	06/30/13	12/31/12	06/30/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.45)	(0.38)	(0.38)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.45)	(0.38)	(0.38)
Weighted average maturity[2]	55 days	52 days	32 days
Net assets (bn)	$2.6	$2.7	$3.8
Portfolio composition[3]	06/30/13	12/31/12	06/30/12
US government and agency obligations	67.3%	71.5%	79.4%
Repurchase agreements	33.6	28.4	17.9
Other assets less liabilities	(0.9)	0.1	2.7
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund's portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	06/30/13	12/31/12	06/30/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.51)	(0.43)	(0.38)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.51)	(0.43)	(0.38)
Weighted average maturity[2]	22 days	22 days	27 days
Net assets (bn)	$3.3	$3.7	$3.9
Portfolio composition[3]	06/30/13	12/31/12	06/30/12
Municipal bonds and notes	87.5%	84.5%	87.4%
Tax-exempt commercial paper	14.1	12.8	13.1
Other assets less liabilities	(1.6)	2.7	(0.5)
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund's portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA California Municipal Money Fund

Yields and characteristics	06/30/13	12/31/12	06/30/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.56)	(0.48)	(0.46)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.56)	(0.48)	(0.46)
Weighted average maturity[2]	28 days	20 days	21 days
Net assets (mm)	$821.7	$948.1	$893.8
Portfolio composition[3]	06/30/13	12/31/12	06/30/12
Municipal bonds and notes	93.0%	89.7%	90.1%
Tax-exempt commercial paper	11.9	8.3	11.3
Other assets less liabilities	(4.9)	2.0	(1.4)
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund's portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	06/30/13	12/31/12	06/30/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.58)	(0.50)	(0.47)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.58)	(0.50)	(0.47)
Weighted average maturity[2]	14 days	23 days	17 days
Net assets (mm)	$691.8	$756.8	$702.8
Portfolio composition[3]	06/30/13	12/31/12	06/30/12
Municipal bonds and notes	91.4%	90.6%	90.3%
Tax-exempt commercial paper	9.6	9.3	9.6
Other assets less liabilities	(1.0)	0.1	0.1
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund's portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
US government and agency obligations—17.41%
Federal Farm Credit Bank
0.150%, due 08/06/13[1]	$75,000,000	$74,988,750
0.050%, due 08/14/13[1]	95,000,000	94,994,194
Federal Home Loan Bank
0.050%, due 08/15/13[1]	156,300,000	156,290,231
0.080%, due 08/23/13[1]	141,610,000	141,593,322
0.130%, due 08/23/13[1]	25,000,000	24,995,215
0.120%, due 08/30/13[1]	50,000,000	49,990,000
0.075%, due 09/11/13[1]	95,000,000	94,985,750
0.110%, due 09/18/13[1]	118,000,000	117,971,516
0.100%, due 01/13/14[1]	50,000,000	49,972,778
Federal Home Loan Mortgage Corp.*
0.115%, due 07/29/13[1]	50,000,000	49,995,528
0.130%, due 08/26/13[1]	37,800,000	37,792,356
0.095%, due 12/02/13[1]	94,000,000	93,961,800
1.375%, due 02/25/14	100,716,000	101,522,721
Federal National Mortgage Association*
0.150%, due 08/21/13[1]	36,448,000	36,440,255
0.150%, due 09/03/13[1]	156,900,000	156,858,160
US Treasury Bill
0.125%, due 09/05/13[1]	145,000,000	144,966,771
US Treasury Notes
3.125%, due 08/31/13	100,000,000	100,486,917
0.125%, due 09/30/13	50,000,000	49,990,521
2.750%, due 10/31/13	94,130,000	94,943,205
0.500%, due 11/15/13	100,000,000	100,112,896
0.750%, due 12/15/13	155,900,000	156,299,531
Total US government and agency obligations (cost—$1,929,152,417)		1,929,152,417
Time deposit—1.80%
Banking-non-US—1.80%
Natixis 0.100%, due 07/01/13 (cost—$200,000,000)	200,000,000	200,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Bank notes—2.72%
Banking-US—2.72%
Bank of America N.A. 0.190%, due 07/02/13	$176,000,000	$176,000,000
0.190%, due 07/25/13	125,000,000	125,000,000
Total bank notes (cost—$301,000,000)		301,000,000
Certificates of deposit—16.73%
Banking-non-US—12.72%
Bank of Montreal 0.180%, due 09/04/13	100,000,000	100,000,000
Bank of Nova Scotia 0.262%, due 07/19/13[2]	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.200%, due 07/15/13	90,000,000	90,000,000
Credit Agricole Corporate & Investment Bank 0.170%, due 07/09/13	100,000,000	100,000,000
Credit Industriel et Commercial 0.240%, due 09/05/13	112,250,000	112,250,000
0.240%, due 09/13/13	35,000,000	35,000,000
Credit Suisse 0.240%, due 09/09/13	150,000,000	150,000,000
Mizuho Corporate Bank Ltd.
0.230%, due 07/09/13	100,000,000	100,000,000
0.180%, due 08/02/13	115,000,000	115,000,000
Norinchukin Bank Ltd. 0.160%, due 07/11/13	125,000,000	125,000,000
Rabobank Nederland NV
0.423%, due 09/25/13[2]	80,000,000	80,000,000
0.360%, due 06/11/14	55,000,000	55,000,000
Royal Bank of Canada
0.326%, due 07/30/13[2]	20,000,000	20,000,000
0.323%, due 08/06/13[2]	32,000,000	32,000,000
0.325%, due 08/12/13[2]	36,000,000	36,000,000
Svenska Handelsbanken AB 0.200%, due 07/01/13	50,000,000	50,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Toronto-Dominion Bank
0.233%, due 07/22/13[2]	$50,000,000	$50,000,000
0.276%, due 07/26/13[2]	84,000,000	84,000,000
		1,409,250,000
Banking-US—4.01%
Branch Banking & Trust Co.
0.170%, due 07/15/13	150,000,000	150,000,000
0.170%, due 09/09/13	150,000,000	150,000,000
Citibank N.A. 0.180%, due 08/01/13	145,000,000	145,000,000
		445,000,000
Total certificates of deposit (cost—$1,854,250,000)		1,854,250,000
Commercial paper[1]—48.41%
Asset backed-auto & truck—1.51%
FCAR Owner Trust II
0.180%, due 07/15/13	25,000,000	24,998,250
0.190%, due 07/15/13	50,000,000	49,996,306
0.210%, due 08/01/13	92,000,000	91,983,363
		166,977,919
Asset backed-miscellaneous—20.59%
Atlantic Asset Securitization LLC 0.160%, due 07/08/13	45,000,000	44,998,600
Cancara Asset Securitisation LLC
0.200%, due 07/17/13	28,000,000	27,997,511
0.210%, due 08/01/13	77,000,000	76,986,076
0.200%, due 09/04/13	80,000,000	79,971,111
Chariot Funding LLC 0.260%, due 09/05/13	50,000,000	49,976,167
Ciesco LLC 0.220%, due 09/20/13[2]	152,000,000	152,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(continued)
Gotham Funding Corp. 0.160%, due 07/11/13	$30,000,000	$29,998,667
0.160%, due 07/12/13	50,000,000	49,997,556
0.170%, due 07/15/13	70,922,000	70,917,311
0.190%, due 08/20/13	45,000,000	44,988,125
Liberty Street Funding LLC
0.150%, due 07/09/13	72,000,000	71,997,600
0.150%, due 07/25/13	150,000,000	149,985,000
Market Street Funding LLC
0.180%, due 07/18/13	47,000,000	46,996,005
0.140%, due 07/23/13	57,009,000	57,004,123
0.160%, due 08/05/13	60,000,000	59,990,667
0.180%, due 08/12/13	60,000,000	59,987,400
0.170%, due 09/12/13	99,613,000	99,578,661
Nieuw Amsterdam Receivables Corp. 0.160%, due 07/19/13	100,000,000	99,992,000
Old Line Funding LLC
0.310%, due 07/22/13	50,000,000	49,990,958
0.210%, due 08/15/13	72,248,000	72,229,035
0.220%, due 10/17/13	95,000,000	94,937,300
Regency Markets No. 1 LLC
0.160%, due 07/05/13	97,000,000	96,998,275
0.170%, due 07/15/13	30,250,000	30,248,000
Sheffield Receivables Corp.
0.210%, due 07/08/13	25,000,000	24,998,979
0.200%, due 07/09/13	44,000,000	43,998,044
0.200%, due 07/10/13	15,000,000	14,999,250
Thunder Bay Funding LLC 0.210%, due 07/22/13	100,000,000	99,987,750
Versailles Commercial Paper LLC
0.180%, due 07/08/13	55,000,000	54,998,075
0.180%, due 07/09/13	130,000,000	129,994,800
0.180%, due 07/10/13	50,000,000	49,997,750

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp.
0.170%, due 07/08/13	$60,000,000	$59,998,017
0.180%, due 07/09/13	30,000,000	29,998,800
0.160%, due 07/12/13	55,000,000	54,997,311
0.160%, due 07/15/13	55,000,000	54,996,578
Working Capital Management Co. 0.200%, due 08/12/13	45,000,000	44,989,500
		2,281,721,002
Banking-non-US—7.89%
ANZ National International Ltd. 0.285%, due 08/15/13[2]	47,000,000	46,999,915
Barclays Bank PLC
0.250%, due 08/08/13	154,000,000	153,959,361
0.240%, due 08/23/13	93,000,000	92,967,140
Commonwealth Bank of Australia 0.233%, due 07/24/13[2]	75,000,000	75,000,000
Erste Abwicklungsanstalt
0.210%, due 07/09/13	95,000,000	94,995,566
0.200%, due 10/30/13	95,000,000	94,936,139
Mizuho Funding LLC 0.230%, due 07/01/13	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB 0.215%, due 07/15/13	100,000,000	99,991,639
Westpac Trust Securities NZ Ltd.
0.190%, due 09/16/13	95,000,000	94,961,393
0.317%, due 04/11/14[2]	71,000,000	71,004,658
		874,815,811
Banking-US—10.77%
Bedford Row Funding Corp. 0.420%, due 12/16/13	66,000,000	65,870,640
BNP Paribas Finance, Inc. 0.260%, due 08/01/13	100,000,000	99,977,611
JPMorgan Chase & Co.
0.260%, due 07/29/13	90,000,000	89,981,800
0.350%, due 12/02/13	50,000,000	49,925,139

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-US—(concluded)
Natixis US Finance Co. LLC
0.100%, due 07/01/13	$175,000,000	$175,000,000
0.180%, due 07/01/13	125,000,000	125,000,000
Northern Pines Funding LLC
0.500%, due 07/01/13	100,000,000	100,000,000
0.260%, due 09/13/13	84,750,000	84,704,706
Societe Generale N.A., Inc.
0.090%, due 07/01/13	98,000,000	98,000,000
0.200%, due 08/01/13	115,000,000	114,980,194
State Street Corp.
0.170%, due 09/03/13	25,000,000	24,992,444
0.170%, due 09/10/13	70,000,000	69,976,531
Wells Fargo & Co. 0.180%, due 08/15/13	95,000,000	94,978,625
		1,193,387,690
Brokerage—0.47%
RBS Holdings USA, Inc. 0.120%, due 07/01/13	52,000,000	52,000,000
Energy-integrated—0.28%
CNPC Finance HK Ltd. 0.300%, due 07/15/13	30,750,000	30,746,413
Finance-captive automotive—2.24%
Toyota Motor Credit Corp.
0.233%, due 07/24/13[2]	73,000,000	73,000,000
0.260%, due 09/16/13	75,000,000	74,958,292
0.170%, due 10/10/13	100,000,000	99,952,305
		247,910,597
Finance-noncaptive diversified—1.62%
General Electric Capital Corp.
0.240%, due 10/02/13	100,000,000	99,938,000
0.230%, due 12/04/13	80,000,000	79,920,267
		179,858,267

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Insurance-life—2.12%
MetLife Short Term Funding LLC
0.150%, due 09/10/13	$60,000,000	$59,982,250
0.160%, due 09/10/13	104,000,000	103,967,182
Prudential Funding LLC 0.170%, due 07/15/13	71,000,000	70,995,306
		234,944,738
Retail-discount—0.92%
Wal-Mart Stores, Inc. 0.070%, due 07/01/13	102,000,000	102,000,000
Total commercial paper (cost—$5,364,362,437)		5,364,362,437
Short-term corporate obligations—0.90%
Banking-non-US—0.45%
International Bank for Reconstruction & Development 0.110%, due 07/01/13[2]	50,000,000	49,995,158
Banking-US—0.45%
Wells Fargo Bank N.A. 0.373%, due 09/23/13[2]	50,000,000	50,000,000
Total short-term corporate obligations (cost—$99,995,158)		99,995,158
Repurchase agreements—12.02%
Repurchase agreement dated 06/28/13 with Bank of America Securities, 0.100% due 07/01/13, collateralized by $263,243,600 US Treasury Bonds, 2.750% to 4.625% due 02/15/40 to 11/15/42 and $191,839,300 US Treasury Notes, 0.500% to 1.750% due 08/15/14 to 07/31/15; (value—$474,300,043); proceeds: $465,003,875	465,000,000	465,000,000
Repurchase agreement dated 06/28/13 with Deutsche Bank Securities, Inc., 0.180% due 07/01/13, collateralized by $34,015,000 Federal Home Loan Bank obligations, 5.250% due 06/18/14; (value—$35,701,577); proceeds: $35,000,525	35,000,000	35,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 06/28/13 with Goldman Sachs & Co., 0.110% due 07/01/13, collateralized by $85,217,000 Federal Home Loan Mortgage Corp. obligations, 0.750% due 01/12/18, $195,633,000 Federal National Mortgage Association obligations, 1.050% to 6.625% due 10/15/15 to 11/15/30 and $17,554,000 Tennessee Valley Authority obligations, 1.875% to 7.125% due 06/15/15 to 04/01/56; (value—$316,200,748); proceeds: $310,002,842	$310,000,000	$310,000,000
Repurchase agreement dated 06/28/13 with State Street Bank and Trust Co., 0.010% due 07/01/13, collateralized by $11,388,581 Federal Home Loan Mortgage Corp. obligations, 1.960% due 11/07/22 and $65,523,538 Federal National Mortgage Association obligations, 2.170% to 2.200% due 10/17/22; (value—$73,453,453); proceeds: $72,007,060	72,007,000	72,007,000
Repurchase agreement dated 06/28/13 with Toronto-Dominion Bank, 0.100% due 07/01/13, collateralized by $62,791,000 US Treasury Bonds, 3.750% to 6.125% due 11/15/27 to 08/15/41, $16,265,900 US Treasury Inflation Index Note, 1.625% due 01/15/18 and $103,515,100 US Treasury Notes, 0.250% to 3.625% due 05/15/14 to 11/15/22; (value—$204,000,097); proceeds: $200,001,667	200,000,000	200,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 06/28/13 with Toronto-Dominion Bank, 0.110% due 07/01/13, collateralized by $274,250,832 Federal National Mortgage Association obligations, 4.000% to 6.000% due 07/01/40 to 02/01/42; (value—$255,000,001); proceeds: $250,002,292	$250,000,000	$250,000,000
Total repurchase agreements (cost—$1,332,007,000)		1,332,007,000
Total investments (cost—$11,080,767,012 which approximates cost for federal income tax purposes)—99.99%		11,080,767,012
Other assets in excess of liabilities—0.01%		610,475
Net assets (applicable to 11,082,672,752 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$11,081,377,487

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 73.

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the year ended June 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Security description	Value at 06/30/12	Purchases during the year ended 06/30/13	Sales during the year ended 06/30/13	Value at 06/30/13	Net income earned from affiliate for the year ended 06/30/13
UBS Private Money Market Fund LLC	$—	$147,900,000	$147,900,000	$—	$32

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,929,152,417	$—	$1,929,152,417
Time deposit	—	200,000,000	—	200,000,000
Bank notes	—	301,000,000	—	301,000,000
Certificates of deposit	—	1,854,250,000	—	1,854,250,000
Commercial paper	—	5,364,362,437	—	5,364,362,437
Short-term corporate obligations	—	99,995,158	—	99,995,158
Repurchase agreements	—	1,332,007,000	—	1,332,007,000
Total	$—	$11,080,767,012	$—	$11,080,767,012

At June 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	75.1%
Japan	6.6
France	4.0
Canada	3.6
Australia	2.6
United Kingdom	2.2
Germany	1.7
Switzerland	1.4
Sweden	1.3
Netherlands	1.2
China	0.3
Total	100.0%

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2013

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of June 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
US government and agency obligations—67.33%
Federal Farm Credit Bank
0.083%, due 07/01/13[1]	$50,000,000	$50,000,000
0.370%, due 07/01/13[1]	50,000,000	50,136,022
0.020%, due 07/03/13[2]	20,000,000	19,999,978
0.030%, due 07/10/13[2]	50,000,000	49,999,625
0.050%, due 07/12/13[2]	50,000,000	49,999,236
0.050%, due 07/26/13[2]	60,000,000	59,997,917
0.060%, due 08/07/13[2]	30,000,000	29,998,150
0.190%, due 11/07/13[2]	50,000,000	49,965,958
0.125%, due 04/09/14	35,000,000	34,987,185
0.150%, due 07/02/14[1]	50,000,000	49,992,385
Federal Home Loan Bank
0.120%, due 07/01/13[1]	100,000,000	99,997,346
0.050%, due 07/24/13[2]	100,000,000	99,996,806
0.045%, due 07/26/13[2]	106,660,000	106,656,667
0.050%, due 08/15/13[2]	37,000,000	36,997,688
0.085%, due 09/03/13[2]	50,000,000	49,992,444
0.080%, due 09/17/13[2]	150,000,000	149,974,000
0.120%, due 02/24/14[2]	50,000,000	49,960,333
Federal Home Loan Mortgage Corp.*
0.140%, due 07/09/13[2]	65,000,000	64,997,978
0.060%, due 08/05/13[2]	50,000,000	49,997,083
0.130%, due 08/27/13[2]	50,000,000	49,989,708
0.150%, due 09/05/13[2]	75,000,000	74,979,375
0.120%, due 02/19/14[2]	50,000,000	49,961,167
US Treasury Bill 0.108%, due 08/08/13[2]	50,000,000	49,994,326
US Treasury Notes
0.375%, due 07/31/13	25,000,000	25,004,323
3.375%, due 07/31/13	50,000,000	50,131,154
3.125%, due 08/31/13	10,000,000	10,048,692
0.500%, due 10/15/13	20,000,000	20,019,577
2.750%, due 10/31/13	85,000,000	85,727,873
0.500%, due 11/15/13	25,000,000	25,027,381
2.000%, due 11/30/13	50,000,000	50,372,146

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
US government and agency obligations—(concluded)
1.250%, due 02/15/14	$50,000,000	$50,348,365
4.000%, due 02/15/14	25,000,000	25,601,223
0.250%, due 02/28/14	12,000,000	12,010,262
0.250%, due 04/30/14	35,000,000	35,032,851
Total US government and agency obligations (cost—$1,767,895,224)		1,767,895,224
Repurchase agreements—33.55%
Repurchase agreement dated 06/28/13 with Barclays Capital, Inc., 0.100% due 07/01/13, collateralized by $234,722,600 US Treasury Note, 0.250% due 03/31/15; (value—$234,600,057); proceeds: $230,001,917	230,000,000	230,000,000
Repurchase agreement dated 06/28/13 with BNP Paribas Securities Corp. 0.100% due 07/01/13, collateralized by $242,426,500 US Treasury Notes, 0.375% to 3.125% due 09/30/13 to 03/15/15; (value—$244,806,601); proceeds: $240,002,000	240,000,000	240,000,000
Repurchase agreement dated 06/28/13 with Goldman Sachs & Co., 0.040% due 07/01/13, collateralized by $219,244,400 US Treasury Inflation Index Notes, 0.125% to 2.000% due 01/15/14 to 04/15/16; (value—$255,000,116); proceeds: $250,000,833	250,000,000	250,000,000
Repurchase agreement dated 06/28/13 with State Street Bank and Trust Co., 0.010% due 07/01/13, collateralized by $147,405 Federal Home Loan Mortgage Corp. obligations, 1.960% due 11/07/22 and $848,083 Federal National Mortgage Association obligations, 2.170% to 2.200% due 10/17/22; (value—$950,722); proceeds: $932,001	932,000	932,000

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 06/28/13 with Toronto-Dominion Bank, 0.100% due 07/01/13, collateralized by $26,604,000 US Treasury Bond, 6.750% due 08/15/26, $83,651,000 US Treasury Inflation Index Bonds, 0.625% to 2.125% due 02/15/41 to 02/15/43, $22,130,500 US Treasury Inflation Index Notes, 0.625% due 07/15/21 and $16,852,400 US Treasury Note, 0.250% due 04/30/14; (value—$163,200,090); proceeds: $160,001,333	$160,000,000	$160,000,000
Total repurchase agreements (cost—$880,932,000)		880,932,000
Total investments (cost—$2,648,827,224 which approximates cost for federal income tax purposes)—100.88%		2,648,827,224
Liabilities in excess of other assets—(0.88)%		(23,106,883)
Net assets (applicable to 2,626,240,938 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$2,625,720,341

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 73.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,767,895,224	$—	$1,767,895,224
Repurchase agreements	—	880,932,000	—	880,932,000
Total	$—	$2,648,827,224	$—	$2,648,827,224

At June 30, 2013, there were no transfers between Level 1 and Level 2.

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2013

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of June 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—87.48%
Alabama—0.24%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.030%, VRD	$5,300,000	$5,300,000
University of Alabama Revenue (University Hospital), Series C, 0.060%, VRD	2,500,000	2,500,000
		7,800,000
Alaska—0.55%
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), Series A, 0.030%, VRD	6,900,000	6,900,000
Series C, 0.030%, VRD	10,970,000	10,970,000
		17,870,000
Arizona—0.08%
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A, 0.080%, VRD	2,700,000	2,700,000
California—3.90%
Antelope Valley-East Kern Water Agency, Series A-2, 0.030%, VRD	7,400,000	7,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.040%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.070%, VRD	3,200,000	3,200,000
California Housing Finance Agency Revenue (Home Mortgage), Series M, 0.060%, VRD[1]	7,810,000	7,810,000
California State Economic Recovery, Series C-1, 0.040%, VRD	14,500,000	14,500,000
California State Kindergarten, Series A1, 0.030%, VRD	15,000,000	15,000,000
Series A5, 0.030%, VRD	8,200,000	8,200,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Series B1, 0.030%, VRD	$21,350,000	$21,350,000
Series B2, 0.050%, VRD	3,000,000	3,000,000
Series B4, 0.030%, VRD	1,700,000	1,700,000
City of Los Angeles, Series A, 2.000%, due 02/27/14[2]	7,000,000	7,080,710
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.060%, VRD	12,000,000	12,000,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B, 2.000%, due 06/30/14[2]	12,000,000	12,217,320
Roseville Joint Union High School District Tax & Revenue Anticipation Notes, 1.500%, due 09/24/13	3,500,000	3,508,762
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.040%, VRD	8,000,000	8,000,000
Series C, 0.050%, VRD	1,060,000	1,060,000
		127,226,792
Colorado—1.59%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured), 0.080%, VRD[3,4]	16,555,000	16,555,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7, 0.070%, VRD	4,765,000	4,765,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical), 0.070%, VRD	830,000	830,000
Denver City & County Certificates of Participation Refunding, Series A1, 0.070%, VRD	13,180,000	13,180,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Series A2, 0.070%, VRD	$7,030,000	$7,030,000
Series A3, 0.070%, VRD	9,445,000	9,445,000
		51,805,000
Connecticut—0.56%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.040%, VRD	10,050,000	10,050,000
Hartford General Obligation Bond Anticipation Notes, 2.000%, due 04/10/14	8,000,000	8,106,358
		18,156,358
District of Columbia—1.28%
District of Columbia Revenue (German Marshall Fund of United States), 0.060%, VRD	8,000,000	8,000,000
District of Columbia Tax & Revenue Anticipation Notes, 2.000%, due 09/30/13	25,000,000	25,112,522
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.050%, VRD	2,000,000	2,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2, 0.070%, VRD	6,500,000	6,500,000
		41,612,522
Florida—4.05%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059), 0.050%, VRD[3,4]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.050%, VRD	41,200,000	41,200,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.070%, VRD	15,540,000	15,540,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.080%, VRD	$4,500,000	$4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments), Series J (FNMA Insured), 0.060%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of Participation, Series E, 0.050%, VRD	23,145,000	23,145,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1, 0.050%, VRD	8,505,000	8,505,000
Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital), Series B, 0.060%, VRD	13,750,000	13,750,000
Series C, 0.060%, VRD	9,790,000	9,790,000
		132,220,000
Georgia—2.89%
Cobb County Tax Anticipation Notes, 1.500%, due 11/29/13	41,000,000	41,224,523
Fulton Country Tax Anticipation Notes, 2.000%, due 12/31/13	15,000,000	15,136,892
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, 0.070%, VRD	10,000,000	10,000,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.060%, VRD	9,400,000	9,400,000
Series B-2, 0.060%, VRD	8,500,000	8,500,000
Series C-4, 0.060%, VRD	9,925,000	9,925,000
		94,186,415

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—0.44%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/14[2]	$14,000,000	$14,252,140
Illinois—10.28%
City of Chicago (Neighborhoods Alive 21), Series B, 0.060%, VRD	32,535,000	32,535,000
City of Chicago, Series D-1, 0.070%, VRD	12,180,000	12,180,000
Chicago Sales Tax Revenue Refunding 0.070%, VRD	45,235,000	45,235,000
Chicago Sales Tax Revenue Refunding, Series D-2, 0.070%, VRD	26,700,000	26,700,000
Chicago Waterworks Revenue (Second Lien), Subseries 2000-1, 0.060%, VRD	29,600,000	29,600,000
Subseries 2000-2, 0.060%, VRD	27,150,000	27,150,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.060%, VRD[3,4]	9,830,000	9,830,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.070%, VRD	17,200,000	17,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.080%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.070%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B, 0.070%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago), Series C, 0.070%, VRD	8,740,000	8,740,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.070%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co., Project), 0.070%, VRD	5,675,000	5,675,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.060%, VRD	$9,068,000	$9,068,000
Illinois Finance Authority Revenue (Wesleyan University), 0.070%, VRD	7,535,000	7,535,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.070%, VRD	8,345,000	8,345,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.060%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.060%, VRD	7,684,000	7,684,000
Lombard Revenue (National University Health Sciences Project), 0.070%, VRD	6,825,000	6,825,000
South Suburban Joint Action Water Agency Revenue, 0.110%, VRD	5,550,000	5,550,000
		335,152,000
Indiana—1.19%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational), 0.060%, VRD	8,300,000	8,300,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.040%, VRD	3,700,000	3,700,000
Series A-5, 0.040%, VRD	5,080,000	5,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 0.060%, VRD	3,280,000	3,280,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4, 0.060%, VRD	6,000,000	6,000,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.060%, VRD	4,000,000	4,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Marshall County Economic Development Revenue (Culver Educational Foundation Project), 0.060%, VRD	$8,300,000	$8,300,000
		38,660,000
Kansas—1.02%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-1, 0.050%, VRD	6,500,000	6,500,000
Series B-2, 0.050%, VRD	9,730,000	9,730,000
Series B-3, 0.050%, VRD	6,200,000	6,200,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project) (FNMA Insured), 0.090%, VRD	11,000,000	11,000,000
		33,430,000
Kentucky—2.13%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.), 0.060%, VRD	5,500,000	5,500,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project), 0.060%, VRD	6,695,000	6,695,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 0.060%, VRD	10,855,000	10,855,000
Christian County Association of Leasing Trust Lease Program, Series A, 0.060%, VRD	7,695,000	7,695,000
Series B, 0.060%, VRD	21,965,000	21,965,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust), 0.050%, VRD	3,315,000	3,315,000
Shelby County Lease Revenue, Series A, 0.060%, VRD	50,000	50,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.060%, VRD	$11,400,000	$11,400,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.060%, VRD	1,970,000	1,970,000
		69,445,000
Louisiana—0.14%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.050%, VRD	2,000,000	2,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.050%, VRD	2,500,000	2,500,000
		4,500,000
Maryland—2.51%
Maryland Capital Improvement Bond, Series A, 5.250%, due 02/15/14	10,000,000	10,316,260
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.060%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School), 0.060%, VRD	8,605,000	8,605,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue, 0.050%, VRD	2,965,000	2,965,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured), 0.070%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.080%, VRD	21,955,000	21,955,000
Series A-7, 0.080%, VRD	22,800,000	22,800,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Series A-9, 0.070%, VRD	$4,650,000	$4,650,000
		81,946,260
Massachusetts—0.53%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College), 0.060%, VRD	13,279,000	13,279,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3, 0.040%, VRD	3,990,000	3,990,000
		17,269,000
Michigan—1.29%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.060%, VRD	2,800,000	2,800,000
Michigan State Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.070%, VRD	11,395,000	11,395,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.040%, VRD	4,675,000	4,675,000
Michigan State Housing Development Authority, Series B, 0.080%, VRD[1]	13,100,000	13,100,000
Series D, 0.070%, VRD	5,300,000	5,300,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc., Project), Series A, 0.070%, VRD	4,850,000	4,850,000
		42,120,000
Minnesota—0.85%
Minnesota State General Obligation Refunding, Series F, 4.000%, due 08/01/13	3,600,000	3,611,644
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.050%, VRD	10,225,000	10,225,000
Series B, 0.050%, VRD	13,800,000	13,800,000
		27,636,644

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—3.08%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.050%, VRD	$15,900,000	$15,900,000
Series C, 0.050%, VRD	20,745,000	20,745,000
Series D, 0.050%, VRD	4,400,000	4,400,000
Series G, 0.050%, VRD	31,730,000	31,730,000
Series J, 0.060%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project), 0.050%, VRD	22,500,000	22,500,000
		100,275,000
Missouri—2.28%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-1, 0.060%, VRD	7,000,000	7,000,000
Series C-5 0.070%, VRD	30,300,000	30,300,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.050%, VRD	5,900,000	5,900,000
Series C, 0.050%, VRD	15,700,000	15,700,000
Series D, 0.050%, VRD	5,500,000	5,500,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care), Series E, 0.040%, VRD	10,000,000	10,000,000
		74,400,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.29%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.080%, VRD	$9,500,000	$9,500,000
Nevada—0.19%
City of Las Vegas, Series C, 0.070%, VRD	6,060,000	6,060,000
New Hampshire—0.42%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ), 0.080%, VRD[3,4]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (River College), 0.080%, VRD	4,880,000	4,880,000
		13,705,000
New Jersey—2.46%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.050%, VRD	2,020,000	2,020,000
Camden County Improvement Authority Revenue (Senior Redevelopment–Harvest Village Project), Series A, 0.070%, VRD	6,220,000	6,220,000
New Jersey Building Authority Building Revenue, Subseries A-1, 0.050%, VRD	3,100,000	3,100,000
Subseries A-4, 0.050%, VRD	2,140,000	2,140,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project), 0.140%, VRD	6,100,000	6,100,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey), 0.090%, VRD[1]	3,200,000	3,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.050%, VRD	2,985,000	2,985,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(concluded)
New Jersey Economic Development Authority Revenue (Hun School Princeton Project), 0.060%, VRD	$1,425,000	$1,425,000
New Jersey Economic Development Authority Revenue (Peddie School Project), 0.070%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B, 0.050%, VRD	3,985,000	3,985,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.050%, VRD	3,040,000	3,040,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.), 0.050%, VRD	1,075,000	1,075,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University), 0.030%, VRD	4,155,000	4,155,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center), 0.050%, VRD	5,805,000	5,805,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series A-7, 0.030%, VRD	1,300,000	1,300,000
Series D, 0.050%, VRD	21,100,000	21,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3, 0.050%, VRD	2,155,000	2,155,000
Rutgers State University Revenue, Series G, 0.040%, VRD	5,635,000	5,635,000
		80,240,000
New Mexico—0.12%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.040%, VRD	4,000,000	4,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—10.60%
Albany County Bond Anticipation Notes, 1.250%, due 07/03/14[2]	$7,000,000	$7,070,840
Long Island Power Authority, Series D, 0.030%, VRD	6,590,000	6,590,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.040%, VRD	21,000,000	21,000,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.050%, VRD	7,000,000	7,000,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured), 0.050%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A, 0.080%, VRD	2,070,000	2,070,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.090%, VRD	20,900,000	20,900,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B, 0.050%, VRD	12,500,000	12,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.030%, VRD	18,500,000	18,500,000
Series BB-2, 0.080%, VRD	10,000,000	10,000,000
Series BB-5, 0.030%, VRD	19,700,000	19,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series A, 0.040%, VRD	1,200,000	1,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C, 0.060%, VRD	1,700,000	1,700,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, (Second General), Series DD-2, 0.030%, VRD	$7,500,000	$7,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries F1A, 0.030%, VRD	23,720,000	23,720,000
New York City, Series F, Subseries F-3, 0.080%, VRD	25,000,000	25,000,000
Subseries B-3, 0.050%, VRD	2,045,000	2,045,000
Subseries G-4, 0.040%, VRD	20,500,000	20,500,000
Subseries G-7, 0.030%, VRD	12,350,000	12,350,000
Subseries L-4, 0.040%, VRD	6,700,000	6,700,000
Subseries L-6, 0.030%, VRD	40,765,000	40,765,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.030%, VRD	2,000,000	2,000,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1, 0.050%, VRD	1,000,000	1,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.050%, VRD	4,600,000	4,600,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.050%, VRD	13,200,000	13,200,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.050%, VRD	5,300,000	5,300,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.060%, VRD	$2,300,000	$2,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 0.060%, VRD	4,700,000	4,700,000
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements), 0.800%, due 08/09/13	10,840,000	10,846,231
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.060%, VRD	8,400,000	8,400,000
Series B-2C, 0.040%, VRD	9,755,000	9,755,000
Series B-3, 0.040%, VRD	7,750,000	7,750,000
		345,662,071
North Carolina—3.99%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.070%, VRD	27,250,000	27,250,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.050%, VRD	53,680,000	53,680,000
Guilford County, Series B, 0.060%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.050%, VRD	13,390,000	13,390,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), 0.040%, VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.110%, VRD	15,810,000	15,810,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
University of North Carolina Hospital Chapel Hill Revenue, Series B, 0.080%, VRD	$7,905,000	$7,905,000
		130,080,000
Ohio—3.34%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.070%, VRD	5,655,000	5,655,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.070%, VRD	12,820,000	12,820,000
Columbus Sewer Revenue, Series B, 0.040%, VRD	3,060,000	3,060,000
Ohio (Common Schools), Series A, 0.040%, VRD	3,860,000	3,860,000
Series B, 0.040%, VRD	3,240,000	3,240,000
0.050%, VRD	33,015,000	33,015,000
Series D, 0.050%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.070%, VRD[3,4]	6,225,000	6,225,000
Ohio State University General Receipts, 0.050%, VRD	4,100,000	4,100,000
Series B, 0.040%, VRD	4,100,000	4,100,000
		108,775,000
Oregon—0.58%
Oregon Health & Science University Revenue, Series C, 0.050%, VRD	4,795,000	4,795,000
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A, 0.060%, VRD	8,395,000	8,395,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B, 0.060%, VRD	5,600,000	5,600,000
		18,790,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—3.08%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.050%, VRD	$2,000,000	$2,000,000
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center), Series B-1, 0.060%, VRD	15,000,000	15,000,000
Series B-2, 0.060%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.) 0.050%, VRD	5,350,000	5,350,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.070%, VRD	3,750,000	3,750,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.050%, VRD	2,450,000	2,450,000
Emmaus General Authority Revenue, Subseries H-19, 0.070%, VRD	5,000,000	5,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.060%, VRD	4,000,000	4,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.060%, VRD	32,645,000	32,645,000
Saint Mary Hospital Authority Health System Revenue (Catholic East), Series B, 0.050%, VRD	3,000,000	3,000,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes, 2.000%, due 07/02/13	13,000,000	13,000,637
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.040%, VRD	8,985,000	8,985,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B, 0.070%, VRD	3,395,000	3,395,000
		100,575,637

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Rhode Island—0.41%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.060%, VRD	$4,470,000	$4,470,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.030%, VRD	8,800,000	8,800,000
		13,270,000
South Carolina—1.55%
Charleston County School District Bonds Anticipation Notes, Series A (SCSDE Insured), 2.000%, due 11/15/13	18,300,000	18,425,223
Piedmont Municipal Power Agency Electric Revenue Refunding, Series B, 0.060%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health), Series C, 0.070%, VRD	4,980,000	4,980,000
Series D, 0.070%, VRD	5,000,000	5,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured), 0.080%, VRD[3,4]	13,030,000	13,030,000
		50,435,223
South Dakota—0.40%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health), 0.080%, VRD	12,965,000	12,965,000
Tennessee—1.14%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A, 0.070%, VRD	3,970,000	3,970,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.080%, VRD	11,500,000	11,500,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Tennessee—(concluded)
Shelby County Public Improvement and School, Series B, 0.050%, VRD	$21,780,000	$21,780,000
		37,250,000
Texas—12.27%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured), 0.050%, VRD[3,4]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.050%, VRD	24,000,000	24,000,000
Subseries C-2, 0.050%, VRD	22,585,000	22,585,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.050%, VRD	28,900,000	28,900,000
Series A-2, 0.050%, VRD	21,755,000	21,755,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.060%, VRD	8,630,000	8,630,000
Houston Airport System Revenue Refunding (Sub Lien), 0.070%, VRD	5,000,000	5,000,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.050%, VRD	8,500,000	8,500,000
Houston Tax and Revenue Anticipation Notes, 1.500%, due 06/30/14[2]	12,000,000	12,157,200
2.000%, due 06/30/14[2]	2,000,000	2,036,120
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured), 0.060%, VRD[3,4]	17,945,000	17,945,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.030%, VRD	47,205,000	47,205,000
Series A, 0.030%, VRD	17,000,000	17,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD), 0.060%, VRD[3,4]	$8,935,000	$8,935,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project) Series C, 0.050%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A, 0.050%, VRD	8,700,000	8,700,000
Series B, 0.050%, VRD	18,100,000	18,100,000
Texas State (Veteran Housing Assistance Fund II), 0.060%, VRD	11,465,000	11,465,000
Texas State (Veterans), Series A, 0.060%, VRD	2,495,000	2,495,000
Series C, 0.060%, VRD	15,000,000	15,000,000
Texas Tax & Revenue Anticipation Notes, Series A, 2.500%, due 08/30/13	60,000,000	60,223,956
University of Texas Permanent University (Funding System), Series A, 0.020%, VRD	14,400,000	14,400,000
University of Texas University Revenues (Financing Systems), 0.020%, VRD	14,830,000	14,830,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.030%, VRD	20,000,000	20,000,000
		400,057,276
Utah—1.23%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.060%, VRD	2,165,000	2,165,000
Series D, 0.050%, VRD	8,440,000	8,440,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Utah—(concluded)
Utah Transit Authority Sales Tax Revenue, Subseries A, 0.040%, VRD	$17,100,000	$17,100,000
Utah Transportation Authority Sales Tax Revenue, Subseries B, 0.040%, VRD	12,575,000	12,575,000
		40,280,000
Vermont—0.36%
Winooski Special Obligation Refunding, Series A, 0.030%, VRD	11,740,000	11,740,000
Virginia—1.35%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.070%, VRD	15,000,000	15,000,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.060%, VRD	8,415,000	8,415,000
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation), Series B, 0.050%, VRD	20,500,000	20,500,000
		43,915,000
Washington—2.07%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.070%, VRD[3,4]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien), Series A, 0.070%, VRD	23,000,000	23,000,000
Series B, 0.070%, VRD	21,950,000	21,950,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project), 0.060%, VRD	8,270,000	8,270,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project), 0.060%, VRD	9,390,000	9,390,000
		67,610,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
West Virginia—0.22%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co.–Kammer), Series B, 0.050%, VRD	$7,100,000	$7,100,000
Wisconsin—0.53%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.060%, VRD	9,260,000	9,260,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System), 0.060%, VRD	7,970,000	7,970,000
		17,230,000
Total municipal bonds and notes (cost—$2,851,903,338)		2,851,903,338
Tax-exempt commercial paper—14.13%
California—0.25%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.150%, due 07/16/13	8,000,000	8,000,000
Connecticut—1.78%
Yale University, 0.110%, due 08/05/13	17,775,000	17,775,000
0.120%, due 08/07/13	11,100,000	11,100,000
0.110%, due 08/08/13	14,060,000	14,060,000
0.110%, due 08/09/13	15,000,000	15,000,000
		57,935,000
Georgia—0.31%
Emory University, 0.120%, due 07/17/13	9,965,000	9,965,000
Illinois—0.55%
Illinois Educational Facilities Authority Revenue, 0.130%, due 08/05/13	17,853,000	17,853,000
Kentucky—1.53%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 0.260%, due 07/17/13	50,000,000	50,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—1.80%
Johns Hopkins University, 0.150%, due 08/06/13	$10,000,000	$10,000,000
0.160%, due 08/19/13	16,000,000	16,000,000
Montgomery County, 0.110%, due 07/15/13	30,000,000	30,000,000
0.120%, due 07/18/13	2,700,000	2,700,000
		58,700,000
Michigan—0.38%
University of Michigan, 0.100%, due 07/08/13	1,000,000	1,000,000
0.110%, due 07/08/13	11,500,000	11,500,000
		12,500,000
Minnesota—1.97%
Mayo Clinic, 0.170%, due 07/31/13	16,900,000	16,900,000
0.150%, due 08/15/13	30,000,000	30,000,000
University of Minnesota, 0.140%, due 07/01/13	3,500,000	3,500,000
0.110%, due 08/06/13	14,000,000	14,000,000
		64,400,000
Missouri—0.58%
Curators University, 0.170%, due 07/02/13	4,000,000	4,000,000
0.110%, due 07/15/13	15,000,000	15,000,000
		19,000,000
New York—0.46%
Metropolitan Transportation Authority, 0.140%, due 09/05/13	11,500,000	11,500,000
New York State Power Authority, 0.120%, due 08/07/13	3,500,000	3,500,000
		15,000,000
Ohio—0.31%
Cleveland Clinic, 0.160%, due 07/03/13	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—0.80%
Vanderbilt University, 0.230%, due 09/03/13	$12,000,000	$12,000,000
0.200%, due 10/03/13	14,205,000	14,205,000
		26,205,000
Texas—2.64%
Dallas Area Rapid Transit, 0.140%, due 08/15/13	6,000,000	6,000,000
Methodist Hospital, 0.220%, due 08/05/13	8,000,000	8,000,000
0.130%, due 08/06/13	29,360,000	29,360,000
University of Texas, 0.110%, due 08/06/13	11,000,000	11,000,000
0.150%, due 08/06/13	10,000,000	10,000,000
0.150%, due 08/07/13	21,650,000	21,650,000
		86,010,000
Virginia—0.31%
University of Virginia, 0.150%, due 08/05/13	10,000,000	10,000,000
Washington—0.46%
University of Washington, 0.160%, due 10/03/13	15,000,000	15,000,000
Total tax-exempt commercial paper (cost—$460,568,000)		460,568,000
Total investments (cost—$3,312,471,338 which approximates cost for federal income tax purposes)—101.61%		3,312,471,338
Liabilities in excess of other assets—(1.61)%		(52,414,380)
Net assets (applicable to 3,260,792,197 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$3,260,056,958

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 73.

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,851,903,338	$—	$2,851,903,338
Tax-exempt commercial paper	—	460,568,000	—	460,568,000
Total	$—	$3,312,471,338	$—	$3,312,471,338

At June 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Security subject to Alternative Minimum Tax.
[2]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.14% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—93.03%
California Educational Facilities Authority Revenue (California Institute of Technology), Series B, 0.050%, VRD	$10,750,000	$10,750,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B), 0.060%, VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C, 0.060%, VRD[1,2]	10,065,000	10,065,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.050%, VRD	6,900,000	6,900,000
Series L-6, 0.050%, VRD	11,700,000	11,700,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.040%, VRD	3,000,000	3,000,000
Series B, 0.040%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C, 0.050%, VRD	6,000,000	6,000,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.050%, VRD	19,225,000	19,225,000
Series C, 0.050%, VRD	18,700,000	18,700,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.030%, VRD	3,200,000	3,200,000
Series C, 0.030%, VRD	34,565,000	34,565,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.060%, VRD	19,600,000	19,600,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Housing Finance Agency Revenue (Home Mortgage), Series H, 0.060%, VRD[3]	$7,200,000	$7,200,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.040%, VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project), Series A, 0.030%, VRD	2,570,000	2,570,000
Series B, 0.030%, VRD	9,960,000	9,960,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.040%, VRD	6,165,000	6,165,000
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.010%, VRD	14,150,000	14,150,000
California State, Series A, Subseries A1-2, 0.040%, VRD	10,500,000	10,500,000
Series B1, 0.030%, VRD	2,400,000	2,400,000
Series B2, 0.050%, VRD	11,130,000	11,130,000
Series B3, 0.030%, VRD	1,200,000	1,200,000
California State Kindergarten, Series A1, 0.030%, VRD	2,200,000	2,200,000
Series A5, 0.030%, VRD	8,300,000	8,300,000
California State Economic Recovery, Series C-1, 0.040%, VRD	36,500,000	36,500,000
Series C-2, 0.030%, VRD	1,565,000	1,565,000
Series C-4, 0.040%, VRD	10,375,000	10,375,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.050%, VRD	$7,650,000	$7,650,000
California Statewide Communities Development Authority (Robert Louis Stevenson), 0.050%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K (FHLMC Insured), 0.060%, VRD	6,935,000	6,935,000
California Statewide Communities Development Authority Multi-Family Revenue Refunding (Foxwoods Apartments), Series J, 0.100%, VRD	4,150,000	4,150,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.060%, VRD	3,600,000	3,600,000
California Statewide Communities Development Authority Revenue (John Muir Health), Series C, 0.030%, VRD	3,100,000	3,100,000
California Statewide Communities Development Authority Revenue (Painte Turtle), 0.030%, VRD	3,000,000	3,000,000
California Statewide Communities Development Authority Revenue (University of San Diego), 0.060%, VRD	545,000	545,000
Antelope Valley-East Kern Water Agency, Series A-2, 0.030%, VRD	14,640,000	14,640,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.070%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F (Bank of America Austin Certificates, Series 2008-1058), 0.080%, VRD[1,2]	6,750,000	6,750,000
City of Los Angeles, Series A, 2.000%, due 02/27/14[4]	8,000,000	8,092,240
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-2, 0.040%, VRD	4,770,000	4,770,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured), 0.060%, VRD	$10,655,000	$10,655,000
Corona-Norca Unified School District 2.000%, due 12/31/13	3,600,000	3,631,903
County of Fresno, 1.250%, due 06/30/14[4]	8,000,000	8,085,040
County of Los Angeles, Series B, 2.000%, due 06/30/14[4]	13,000,000	13,235,430
County of Riverside, Series A, 2.000%, due 03/31/14[4]	6,000,000	6,082,680
Elsinore Valley Municipal Water District Certificates of Participation Refunding, Series B, 0.110%, VRD	2,705,000	2,705,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.050%, VRD	8,000,000	8,000,000
Series A-2, 0.050%, VRD	3,200,000	3,200,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8), 0.070%, VRD	15,523,000	15,523,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.070%, VRD	8,018,000	8,018,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.070%, VRD	10,859,000	10,859,000
Irvine Ranch Water District 0.050%, VRD	8,600,000	8,600,000
Irvine Unified School District, Series A, 0.040%, VRD	15,040,000	15,040,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured), 0.050%, VRD	8,600,000	8,600,000
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital Municipal Trust Receipts Series 2W), 0.060%, VRD[1,2]	3,750,000	3,750,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.030%, VRD	$9,700,000	$9,700,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.070%, VRD	3,330,000	3,330,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured), 0.060%, VRD	6,800,000	6,800,000
Metropolitan Water District of Southern California Waterworks Revenue Refunding, Series A-2, 0.050%, VRD	5,200,000	5,200,000
Metropolitan Water District Southern California Refunding (Special), Series A, 0.030%, VRD	7,905,000	7,905,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071), 0.070%, VRD[1,2]	15,000,000	15,000,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.050%, VRD	1,000,000	1,000,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.050%, VRD	9,875,000	9,875,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series A, 0.050%, VRD	2,120,000	2,120,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.030%, VRD	7,000,000	7,000,000
New York City, Subseries G-4, 0.040%, VRD	12,900,000	12,900,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series E, 0.050%, VRD	12,310,000	12,310,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.070%, VRD	14,230,000	14,230,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3, (FNMA Insured), 0.050%, VRD	$6,300,000	$6,300,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured), 0.090%, VRD[1,2]	1,075,000	1,075,000
Orange County Sanitation District Revenue, 2.000%, due 10/30/13	16,000,000	16,094,731
Orange County Water District Revenue Certificates of Participation, Series A, 0.070%, VRD	22,415,000	22,415,000
Roseville Joint Union High School District Tax and Revenue Anticipation Notes, 1.500%, due 09/24/13	10,000,000	10,025,033
Sacramento Municipal Utility District, Series L, 0.040%, VRD	4,000,000	4,000,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured), 0.090%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A, (FNMA Insured), 0.090%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.050%, VRD	9,950,000	9,950,000
Series B, 0.040%, VRD	7,500,000	7,500,000
San Diego County School Districts, Series A, 2.000%, due 06/30/14[4]	5,000,000	5,091,050
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.020%, VRD	10,080,000	10,080,000
Series B, 0.040%, VRD	26,725,000	26,725,000
Series C, 0.050%, VRD	8,655,000	8,655,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured), 0.090%, VRD[1,2]	$1,500,000	$1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (AGM Insured), 0.210%, VRD[1,2]	4,110,000	4,110,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured), 0.070%, VRD[1,2]	3,675,000	3,675,000
University of Texas Permanent University (Funding System), Series A, 0.020%, VRD	65,000	65,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.030%, VRD	3,920,000	3,920,000
West Covina Public Financing Authority Lease Revenue, Series A, 0.030%, VRD	4,270,000	4,270,000
Total municipal bonds and notes (cost—$764,388,107)		764,388,107
Tax-exempt commercial paper—11.87%
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-2, Subseries 1, 0.150%, due 07/16/13	10,050,000	10,050,000
Series B-2, Subseries 2, 0.150%, due 12/04/13	8,000,000	8,000,000
Los Angeles County Capital Asset Lease, 0.180%, due 07/10/13	5,000,000	5,000,000
0.080%, due 08/08/13	5,400,000	5,400,000
Los Angeles County Department of Water & Power, 0.160%, due 08/07/13	5,000,000	5,000,000
0.120%, due 08/08/13	10,000,000	10,000,000
Los Angeles Wastewater, 0.170%, due 07/10/13	20,000,000	20,000,000
Sacramento Municipal Utility District, 0.140%, due 08/06/13	10,000,000	10,000,000
San Diego County, 0.130%, due 09/05/13	6,250,000	6,250,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Santa Clara County Teeter Plan, 0.100%, due 08/15/13	$17,855,000	$17,855,000
Total tax-exempt commercial paper (cost—$97,555,000)		97,555,000
Total investments (cost—$861,943,107 which approximates cost for federal income tax purposes)—104.90%		861,943,107
Liabilities in excess of other assets—(4.90)%		(40,266,889)
Net assets (applicable to 822,089,342 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$821,676,218

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 73.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$764,388,107	$—	$764,388,107
Tax-exempt commercial paper	—	97,555,000	—	97,555,000
Total	$—	$861,943,107	$—	$861,943,107

At June 30, 2013, there were no transfers between Level 1 and Level 2.

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2013

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.80% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.
[4]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—91.36%
New York State Dormitory Authority Revenue (Columbia University), Series B, 0.050%, VRD	$6,100,000	$6,100,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A, 0.050%, VRD	5,535,000	5,535,000
New York State Dormitory Authority Revenue (Wagner College), 0.050%, VRD	2,850,000	2,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital), 0.060%, VRD	8,305,000	8,305,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.060%, VRD	2,350,000	2,350,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.040%, VRD	4,500,000	4,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A, 0.110%, VRD	9,605,000	9,605,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.050%, VRD	2,785,000	2,785,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), 0.060%, VRD	5,000,000	5,000,000
0.070%, VRD	900,000	900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.060%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College), 0.050%, VRD	14,230,000	14,230,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.060%, VRD	10,000,000	10,000,000
Series D, 0.050%, VRD	8,800,000	8,800,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.050%, VRD	$11,775,000	$11,775,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.050%, VRD	1,500,000	1,500,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.060%, VRD	12,995,000	12,995,000
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose, Series D, 2.500%, due 08/15/13	8,000,000	8,022,652
New York State Dormitory Authority State Personal Income Tax Revenue, Series F, (JP Morgan PUTTERs, Series 3239), 0.070%, VRD[1,2]	3,600,000	3,600,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 0.070%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.060%, VRD	7,100,000	7,100,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.060%, VRD	12,200,000	12,200,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.060%, VRD	18,475,000	18,475,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2, 0.030%, VRD	23,755,000	23,755,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.060%, VRD	6,000,000	6,000,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured), 0.060%, VRD	9,600,000	9,600,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W), 0.070%, VRD[1,2]	$6,835,000	$6,835,000
Albany County Bond Anticipation Notes, 1.000%, due 07/03/14[3]	7,000,000	7,053,410
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B, 0.110%, VRD	5,760,000	5,760,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.070%, VRD	2,290,000	2,290,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series Y-2, 0.040%, VRD	2,800,000	2,800,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), 0.050%, VRD	4,500,000	4,500,000
0.080%, VRD	5,645,000	5,645,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.), 0.080%, VRD	1,600,000	1,600,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.060%, VRD	9,025,000	9,025,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.050%, VRD	4,500,000	4,500,000
Subseries C-2, 0.050%, VRD	10,500,000	10,500,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.050%, VRD	1,100,000	1,100,000
Kansas State Department of Transportation Highway Revenue Refunding, Series B-3, 0.050%, VRD	2,875,000	2,875,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.060%, VRD	1,643,000	1,643,000
Locust Valley Central School District 1.500%, due 06/20/14	5,000,000	5,061,876

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Long Island Power Authority (General), Series D, 0.030%, VRD	$6,500,000	$6,500,000
Long Island Power Authority, Series C, 0.060%, VRD	20,000,000	20,000,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), Series A, 0.030%, VRD	4,500,000	4,500,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.050%, VRD	2,400,000	2,400,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.040%, VRD	2,700,000	2,700,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project), 0.060%, VRD	6,930,000	6,930,000
Nassau Health Care Corp. Revenue (Nassau County Guaranteed), Subseries B-2, 0.060%, VRD	1,300,000	1,300,000
Nassau Health Care Corp. Revenue, 0.050%, VRD	4,900,000	4,900,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A (FNMA Insured), 0.060%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A, 0.080%, VRD	9,655,000	9,655,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.090%, VRD	26,255,000	26,255,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured), 0.060%, VRD	11,100,000	11,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured), 0.050%, VRD	3,200,000	3,200,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy), 0.120%, VRD	$2,660,000	$2,660,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.030%, VRD	4,000,000	4,000,000
Series BB-5, 0.030%, VRD	10,560,000	10,560,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559), 0.070%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D (JP Morgan PUTTERs, Series 3240), 0.070%, VRD[1,2]	1,600,000	1,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), 0.040%, VRD	6,100,000	6,100,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General), 0.030%, VRD	15,615,000	15,615,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series C, 0.060%, VRD	800,000	800,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), Subseries A-4, 0.030%, VRD	21,900,000	21,900,000
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts), Series B-1, 0.050%, VRD	7,400,000	7,400,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.070%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.), 0.030%, VRD	5,165,000	5,165,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1, 0.050%, VRD	$6,695,000	$6,695,000
Series A2, 0.060%, VRD	22,315,000	22,315,000
Series B-1, 0.050%, VRD	3,800,000	3,800,000
New York City, Subseries G-4, 0.040%, VRD	11,200,000	11,200,000
Subseries L-4, 0.040%, VRD	7,500,000	7,500,000
Subseries L-6, 0.030%, VRD	23,345,000	23,345,000
Ohio State University General Receipts, 0.050%, VRD	2,000,000	2,000,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.060%, VRD	5,765,000	5,765,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.040%, VRD	2,500,000	2,500,000
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements), 0.800%, due 08/09/13	8,000,000	8,004,599
Texas State (Veteran Housing Assistance Fund II), 0.060%, VRD	2,500,000	2,500,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B, 0.110%, VRD	3,445,000	3,445,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.050%, VRD	17,965,000	17,965,000
Triborough Bridge & Tunnel Authority Revenue, Series B-2C, 0.040%, VRD	11,875,000	11,875,000
Series B-3, 0.040%, VRD	20,125,000	20,125,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
University of Texas Permanent University (Funding System), Series A, 0.020%, VRD	$5,535,000	$5,535,000
Utah Transit Authority Sales Tax Revenue, Subseries B, 0.040%, VRD	1,400,000	1,400,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.050%, VRD	9,000,000	9,000,000
Total municipal bonds and notes (cost—$632,040,537)		632,040,537
Tax-exempt commercial paper—9.63%
New York State Dormitory Authority (Columbia University), 0.100%, due 08/05/13	5,385,000	5,385,000
New York State Power Authority, 0.100%, due 07/08/13	14,987,000	14,987,000
0.120%, due 08/07/13	11,500,000	11,500,000
0.120%, due 08/09/13	2,794,000	2,794,000
Metropolitan Transportation Authority, 0.090%, due 07/11/13	10,000,000	10,000,000
0.120%, due 07/18/13	16,000,000	16,000,000
0.140%, due 09/05/13	6,000,000	6,000,000
Total tax-exempt commercial paper (cost—$66,666,000)		66,666,000
Total investments (cost—$698,706,537 which approximates cost for federal income tax purposes)—100.99%		698,706,537
Liabilities in excess of other assets—(0.99)%		(6,866,208)
Net assets (applicable to 691,962,493 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$691,840,329

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 73.

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$632,040,537	$—	$632,040,537
Tax-exempt commercial paper	—	66,666,000	—	66,666,000
Total	$—	$698,706,537	$—	$698,706,537

At June 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.46% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

See accompanying notes to financial statements

UBS RMA

Statement of net assets—June 30, 2013

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2013 and reset periodically.
WLCO	West Loop Community Organization

See accompanying notes to financial statements

UBS RMA

Statement of operations

	For the year ended June 30, 2013

	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$24,951,658	$3,887,830
Securities lending income (includes $32; $0; $0; $0 and $0, respectively earned from an affiliated entity)	4,634	—
	24,956,292	3,887,830

Expenses:
Investment advisory and administration fees	38,392,206	9,457,880
Service fees	16,829,622	3,970,560
Transfer agency and related services fees	3,967,261	337,629
Custody and accounting fees	1,010,896	238,402
State registration fees	355,874	102,392
Insurance fees	311,440	83,667
Reports and notices to shareholders	172,994	21,986
Professional fees	130,534	124,034
Directors’/Trustees’ fees	116,602	37,108
Other expenses	103,640	45,746
	61,391,069	14,419,404
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(37,558,001)	(10,796,595)
Net expenses	23,833,068	3,622,809
Net investment income	1,123,224	265,021
Net realized gains	8,646	31,471
Net increase in net assets resulting from operations	$1,131,870	$296,492

See accompanying notes to financial statements

For the year ended June 30, 2013

Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund

$5,214,417	$1,177,952	$1,065,555

—	—	—
5,214,417	1,177,952	1,065,555

13,116,695	3,583,935	3,139,336
5,179,117	1,289,075	1,098,473
1,118,460	197,089	168,590
311,102	77,441	66,001
103,150	32,598	28,520
87,245	20,535	16,721
64,386	12,556	11,569
130,856	117,902	117,498
45,956	21,672	20,478
66,276	34,093	33,146
20,223,243	5,386,896	4,700,332

(15,354,516)	(4,295,008)	(3,708,091)
4,868,727	1,091,888	992,241
345,690	86,064	73,314
36,460	85,635	7

$382,150	$171,699	$73,321

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2013	2012
UBS RMA Money Market Portfolio
From operations:
Net investment income	$1,123,224	$1,572,493
Net realized gain	8,646	8,433
Net increase in net assets resulting from operations	1,131,870	1,580,926
Dividends and distributions to shareholders from:
Net investment income	(1,123,224)	(1,572,493)
Net realized gains	(9,900)	—
Total dividends and distributions to shareholders	(1,133,124)	(1,572,493)
Net decrease in net assets from capital share transactions	(1,950,710,574)	(2,346,584,904)
Net decrease in net assets	(1,950,711,828)	(2,346,576,471)
Net assets:
Beginning of year	13,032,089,315	15,378,665,786
End of year	$11,081,377,487	$13,032,089,315
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$265,021	$431,543
Net realized gain	31,471	38,695
Net increase in net assets resulting from operations	296,492	470,238
Dividends and distributions to shareholders from:
Net investment income	(265,021)	(431,543)
Net realized gains	(40,088)	(15,522)
Total dividends and distributions to shareholders	(305,109)	(447,065)
Net increase (decrease) in net assets from capital share transactions	(1,156,409,340)	138,218,947
Net increase (decrease) in net assets	(1,156,417,957)	138,242,120
Net assets:
Beginning of year	3,782,138,298	3,643,896,178
End of year	$2,625,720,341	$3,782,138,298
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2013	2012
UBS RMA Tax-Free Fund Inc.
From operations:
Net investment income	$345,690	$425,185
Net realized gain	36,460	57,642
Net increase in net assets resulting from operations	382,150	482,827
Dividends and distributions to shareholders from:
Net investment income	(345,690)	(425,185)
Net realized gains	(94,102)	(10,478)
Total dividends and distributions to shareholders	(439,792)	(435,663)
Net decrease in net assets from capital share transactions	(659,196,040)	(188,950,150)
Net decrease in net assets	(659,253,682)	(188,902,986)
Net assets:
Beginning of year	3,919,310,640	4,108,213,626
End of year	$3,260,056,958	$3,919,310,640
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$86,064	$93,403
Net realized gain	85,635	11,930
Net increase in net assets resulting from operations	171,699	105,333
Dividends and distributions to shareholders from:
Net investment income	(86,064)	(93,403)
Net realized gains	(97,557)	—
Total dividends and distributions to shareholders	(183,621)	(93,403)
Net increase (decrease) in net assets from beneficial interest transactions	(72,087,999)	11,209,644
Net increase (decrease) in net assets	(72,099,921)	11,221,574
Net assets:
Beginning of year	893,776,139	882,554,565
End of year	$821,676,218	$893,776,139
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2013	2012
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$73,314	$74,178
Net realized gain	7	59,706
Net increase in net assets resulting from operations	73,321	133,884
Dividends and distributions to shareholders from:
Net investment income	(73,314)	(74,178)
Net realized gains	(57,118)	(4,584)
Total dividends and distributions to shareholders	(130,432)	(78,762)
Net decrease in net assets from beneficial interest transactions	(10,944,355)	(57,562,749)
Net decrease in net assets	(11,001,466)	(57,507,627)
Net assets:
Beginning of year	702,841,795	760,349,422
End of year	$691,840,329	$702,841,795
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	Years ended June 30,

	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.010
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.02%	1.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.55%	0.55%	0.64%	0.70%	0.71%
Expenses after fee waivers and/or expense reimbursements	0.21%	0.17%	0.26%	0.26%	0.58%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.02%
Supplemental data:
Net assets, end of year (in millions)	$11,081	$13,032	$15,379	$14,392	$16,463

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	Years ended June 30,

	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.005
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.02%	0.52%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.54%	0.53%	0.54%	0.55%	0.56%
Expenses after fee waivers and/or expense reimbursements	0.14%	0.10%	0.19%	0.22%	0.53%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.37%
Supplemental data:
Net assets, end of year (in millions)	$2,626	$3,782	$3,644	$3,626	$4,662

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	Years ended June 30,

	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.007
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.01%	0.71%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.59%	0.58%	0.58%	0.59%	0.60%
Expenses after fee waivers and/or expense reimbursements	0.14%	0.14%	0.24%	0.27%	0.57%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.70%
Supplemental data:
Net assets, end of year (in millions)	$3,260	$3,919	$4,108	$4,433	$5,861

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended June 30,

	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.006
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Distributions from net realized gains	(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.01%	0.01%	0.02%	0.63%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.63%	0.62%	0.63%	0.64%	0.62%
Expenses after fee waivers and/or expense reimbursements	0.13%	0.12%	0.23%	0.23%	0.54%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.64%
Supplemental data:
Net assets, end of year (in millions)	$822	$894	$883	$1,003	$1,219

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended June 30,

	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.006
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.01%	0.01%	0.01%	0.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.64%	0.65%	0.65%	0.65%	0.63%
Expenses after fee waivers and/or expense reimbursements	0.14%	0.14%	0.24%	0.24%	0.55%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.66%
Supplemental data:
Net assets, end of year (in millions)	$692	$703	$760	$864	$1,090

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

UBS RMA

Notes to financial statements

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust” or the “Trust”) was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986, and is registered with the SEC under the 1940 Act as an open-end management investment company. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, and RMA Tax-Free (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements

The Funds attempt to maintain a stable net asset value of $1.00 per share; the Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable them to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

UBS RMA

Notes to financial statements

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

Repurchase agreements

Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a Fund’s investment strategies and

UBS RMA

Notes to financial statements

limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income

Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

UBS RMA

Notes to financial statements

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Additionally, RMA California and RMA New York follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of these Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275 [1]
U.S. Government Portfolio:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265

UBS RMA

Notes to financial statements

Average daily net assets	Annual rate
RMA Tax-Free:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
RMA California and RMA New York:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

[1]

UBS Global AM has contractually agreed to cap the Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s shareholder services plan) so that the total of these fees does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the Portfolio’s average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the Portfolio’s shareholder services plan remains in effect.) For the year ended June 30, 2013, Money Market Portfolio did not waive any fees under such agreement as it waived significant fees under other undertakings as discussed further below.

At June 30, 2013, the Funds owed UBS Global AM for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Money Market Portfolio	$1,212,973
U.S. Government Portfolio	93,761
RMA Tax-Free	86,826
RMA California	10,583
RMA New York	8,846

In addition to the above arrangements, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields

UBS RMA

Notes to financial statements

drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the year ended June 30, 2013, UBS Global AM voluntarily waived investment advisory and administration fees as follows:

Money Market Portfolio	$20,728,379
U.S. Government Portfolio	6,826,035
RMA Tax-Free	10,175,399
RMA California	3,005,933
RMA New York	2,609,618

Such voluntarily waived amounts are not subject to future recoupment.

The Funds may invest in certain affiliated entities also advised or managed by UBS Global AM. Investments in affiliated entities, if any, for the year ended June 30, 2013 have been included near the end of each Fund’s Statement of net assets.

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by UBS Global AM. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee

UBS RMA

Notes to financial statements

rebates paid to borrowers, are reflected as affiliated securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended June 30, 2013, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$1,880,093,283
U.S. Government Portfolio	99,174,885
RMA Tax-Free	973,509,450
RMA California	336,380,000
RMA New York	248,750,740

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, the Funds pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an

UBS RMA

Notes to financial statements

annual rate of up to 0.15% of each Fund’s average daily net assets for providing certain shareholder services. Each Fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM (US) has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At June 30, 2013, given the impact of voluntary fee waivers, the Funds did not owe UBS Global AM (US) for such service fees. For the year ended June 30, 2013, UBS Global AM (US) voluntarily waived service fees as follows:

Money Market Portfolio	$16,829,622
U.S. Government Portfolio	3,970,560
RMA Tax-Free	5,179,117
RMA California	1,289,075
RMA New York	1,098,473

Such voluntarily waived amounts are not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the year ended June 30, 2013, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$2,456,355
U.S. Government Portfolio	204,880
RMA Tax-Free	691,548
RMA California	122,206
RMA New York	102,760

UBS RMA

Notes to financial statements

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At June 30, 2013, the Funds’ did not have any securities on loan.

Bank line of credit

RMA Tax-Free, RMA California and RMA New York participate with certain other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to each Fund based upon prevailing rates in effect at the time of borrowings. For the year ended June 30, 2013, the Funds did not borrow under the Committed Credit Facility.

UBS RMA

Notes to financial statements

Other liabilities and components of net assets

At June 30, 2013, the Funds had the following liabilities outstanding:

	Dividends payable	Payable for investments purchased	Other accrued expenses*
Money Market Portfolio	$21,165	$—	$1,013,896
U.S. Government Portfolio	5,046	49,992,385	189,503
RMA Tax-Free	6,264	54,814,330	364,113
RMA California	1,593	41,586,472	126,533
RMA New York	1,328	7,053,410	120,945

*	Excludes investment advisory and administration and service fees.

At June 30, 2013, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain	Total net assets
Money Market Portfolio	$11,081,240,740	$136,747	$11,081,377,487
U.S. Government Portfolio	2,625,712,494	7,847	2,625,720,341
RMA Tax-Free	3,260,053,000	3,958	3,260,056,958
RMA California	821,651,257	24,961	821,676,218
RMA New York	691,808,902	31,427	691,840,329

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the year ended June 30, 2013:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	95,756,830,938	17,114,303,096	16,921,021,883
Shares repurchased	(97,708,596,475)	(18,271,001,827)	(17,580,641,894)
Dividends reinvested	1,054,963	289,391	423,971
Net decrease in shares outstanding	(1,950,710,574)	(1,156,409,340)	(659,196,040)

UBS RMA

Notes to financial statements

For the year ended June 30, 2012:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	131,800,998,941	30,984,989,684	23,570,297,443
Shares repurchased	(134,149,075,423)	(30,847,204,428)	(23,759,669,866)
Dividends reinvested	1,491,578	433,691	422,273
Net increase (decrease) in shares outstanding	(2,346,584,904)	138,218,947	(188,950,150)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California and RMA New York. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the year ended June 30, 2013:	RMA California	RMA New York
Shares sold	5,236,855,006	3,806,131,906
Shares repurchased	(5,309,122,912)	(3,817,203,843)
Dividends reinvested	179,907	127,582
Net decrease in shares outstanding	(72,087,999)	(10,944,355)

For the year ended June 30, 2012:	RMA California	RMA New York
Shares sold	4,721,406,705	3,723,693,871
Shares repurchased	(4,710,288,074)	(3,781,333,590)
Dividends reinvested	91,013	76,970
Net increase (decrease) in shares outstanding	11,209,644	(57,562,749)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

UBS RMA

Notes to financial statements

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June 30, 2013 and June 30, 2012 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York during the fiscal years ended June 30, 2013 and June 30, 2012 were as follows:

For the year ended June 30, 2013	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$345,690	$86,064	$73,314
Ordinary income	2,150	—	—
Long-term capital gains	91,952	97,557	57,118
Total distributions paid	$439,792	$183,621	$130,432

For the year ended June 30, 2012	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$424,036	$93,403	$74,178
Ordinary income	8,608	—	—
Long-term capital gains	3,019	—	4,584
Total distributions paid	$435,663	$93,403	$78,762

At June 30, 2013, the components of accumulated earnings on a tax basis for each of the Funds were as follows:

	Ordinary income	Tax-exempt income	Long-term capital gains	Total tax basis accumulated earnings
Money Market Portfolio	$157,912	$—	$—	$157,912
U.S. Government Portfolio	12,893	—	—	12,893
RMA Tax-Free	—	10,222	—	10,222
RMA California	—	26,554	—	26,554
RMA New York	—	32,755	—	32,755

To reflect reclassifications arising from permanent “book/tax” differences for the year ended June 30, 2013, the Money Market Portfolio’s accumulated net realized gain was increased by $2 and accumulated paid in capital was decreased by $2. These differences are primarily due to non-deductible expenses.

UBS RMA

Notes to financial statements

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by each Fund after December 31, 2010, may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At June 30, 2013 none of the Funds had any capital loss carryforwards.

As of and during the year ended June 30, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended June 30, 2013, the Funds did not incur any interest or penalties.

For each Fund, each of the tax years in the four year period ended June 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

In August 2013, UBS Global AM made voluntary cash payments of $1,432,012, $555,987, $739,197, $438,085 and $153,594 to Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, respectively, in order to address a differential between the number of shares outstanding and the Funds’ net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Funds over several years prior to the credit crisis of 2008. The voluntary payments to the Funds were not required to maintain a stable net asset value per share. The payments are expected to remove small, historical deviations that were reflected in the Funds’ market price based or amortized cost net asset value per share.

UBS RMA

Report of Ernst & Young LLP, independent registered public accounting firm

The Boards of Directors/Trustees and Shareholders of UBS RMA:

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund Inc.

California Municipal Money Fund

New York Municipal Money Fund

We have audited the accompanying statements of net assets of UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the series comprising UBS RMA Money Fund Inc.); UBS RMA Tax-Free Fund Inc.; and UBS Managed Municipal Trust (comprising, respectively, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund) (collectively, the “Funds”) as of June 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned

UBS RMA

as of June 30, 2013 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund at June 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

August 28, 2013

UBS RMA

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis; (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http:/www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2012.

UBS RMA

Supplemental information (unaudited)

Boards of Directors/Trustees & Officers

UBS RMA Money Fund Inc. (“RMA Money Fund”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”) (each a “Corporation”) were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust (“Managed Municipal Trust”) (the “Trust”) was formed as a business trust under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. Each Corporation or Trust is governed by a Board of Directors or Trustees, respectively (sometimes referred to as “board members”), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member or officer of the Corporation or Trust, the board member’s and officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations’ and Trust’s Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647 1568.

UBS RMA

Supplemental information (unaudited)

Interested Board Members

Name, address, and age	Position(s) held with funds	Term of office† and length of time served

Meyer Feldberg;†† 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Director/Trustee	Since 1991 (Managed Municipal Trust); Since 1992 (RMA Money Fund, RMA Tax-Free Fund)

Barry M. Mandinach*†††; 57	Director/Trustee	Since 2010

UBS RMA

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors (since 2001). He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).	Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

UBS RMA

Supplemental information (unaudited)

Interested Board Members (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served

Richard Q. Armstrong; 78 c/o Keith Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY, 10019	Director/Trustee and Chairman of the Board of Directors/ Trustees	Since 1996 (Director/Trustee); Since 2004 (Chairman of the Board of Directors/Trustees)

Alan S. Bernikow; 73 207 Benedict Ave. Staten Island, NY 10314	Director/Trustee	Since 2005

UBS RMA

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is retired. He was a consultant on non- management matters for the firm of Deloitte & Touche (International accounting and consulting firm) (from 2003 to 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

UBS RMA

Supplemental information (unaudited)

Interested Board Members (concluded)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served

Richard R. Burt; 66 McLarty Associates 900 17th Street, NW 8th Floor Washington, D.C. 20006	Director/Trustee	Since 1996

Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Director/Trustee	Since 2005

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Director/Trustee	Since 2005

UBS RMA

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (International investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is retired (since 2001). He was a Managing Director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), the Leukemia and Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

UBS RMA

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 48	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) (since 2008) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 49	President	Since 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 47	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Elbridge T. Gerry III*; 56	Vice President	Since 1996 (Managed Municipal Trust); Since 2000 (RMA Tax-Free Fund)	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM serves as investment advisor or manager.

Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Erin O. Houston*; 36	Vice President	Since 2009 (Managed Municipal Trust and RMA Tax- Free Fund)	Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mark F. Kemper**; 55	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). Secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since March 2013) (prior to which she was an associate director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administrative department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 35	Vice President	Since 2005 (Managed Municipal Trust and RMA Tax- Free Fund)	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax-free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM serves as investment advisor or manager.

Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 39	Vice President	Since 2008 (RMA Money Fund)	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM serves as investment advisor or manager.

Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Andrew Shoup*; 57	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and the global head of fund treasury of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Keith A. Weller*; 52	Vice President and Assistant Secretary	Since 1995	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mandy Yu*; 29	Vice President	Since February 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to March 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each board member holds office for an indefinite term. Officers are appointed by the board members and serve at the pleasure of each board.

††	Professor Feldberg is deemed an “interested person” of the Funds as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

†††	Mr. Mandinach is deemed an “interested person” of the Funds as defined in the Investment Company Act because of his employment by UBS Global AM—Americas region.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) Elbridge T. Gerry III Vice President (Tax-Free Funds) Erin O. Houston Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2013. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S157

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.  Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended June 30, 2013 and June 30, 2012, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $66,600 and $66,600, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended June 30, 2013 and June 30, 2012, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $1,444 and $2,994, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2011 semiannual financial statements and (2) review of the consolidated 2012 and 2011 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended June 30, 2013 and June 30, 2012, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $16,275 and $12,850, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended June 30, 2013 and June 30, 2012, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through July 2013)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit ]Committee shall:

...

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2013 and June 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2013 and June 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2013 and June 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2013 and June 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2013 and June 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2013 and June 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

According to E&Y, for the fiscal year ended June 30, 2013, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)

For the fiscal years ended June 30, 2013 and June 30, 2012, the aggregate fees billed by E&Y of $190,844 and $346,891, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2013	2012
Covered Services	$17,719	$15,844
Non-Covered Services	173,125	331,047

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.   Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:       /s/ Mark E. Carver

            Mark E. Carver

            President

Date:   September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Mark E. Carver

            Mark E. Carver

            President

Date:   September 6, 2013

By:       /s/ Thomas Disbrow

            Thomas Disbrow

            Vice President and Treasurer

Date:   September 6, 2013